Schedule of Short-Term Loans, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term loans	$ 4,611	$ 7,850
Less: Deferred financing costs	(34)	(34)
Short-term loans, net	$ 4,577	$ 7,816